Consolidated Condensed Statements of Cash Flows (Unaudited) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (26,854,552)	$ (10,506,935)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,785,635	2,566,719
Impairment of intangible assets	11,014,785	0
Stock-based compensation expense	319,402	92,432
Non-cash lease expense	160,321	0
Loss/(gain) on fixed assets disposal	0	1,765
Unrealized foreign exchange (gains)/losses	159,175	(592,230)
Change in assets and liabilities:
Inventories	(998,677)	(263,651)
Accounts receivable	(472,844)	(408,827)
Prepayments and other assets	(1,107,213)	(1,129,077)
Other non-current assets	(50,410)	(87,659)
Contract liabilities	(33,895)	(1,395,483)
Employee entitlements	180,440	75,892
Accounts payable and accrued expenses	195,680	1,750,434
Net cash used in operating activities	(14,702,153)	(9,896,620)
Cash flows from investing activities:
Purchases of property, plant and equipment	(1,565,144)	(664,584)
Net cash used in investing activities	(1,565,144)	(664,584)
Cash flows from financing activities:
Proceeds from borrowings	1,002,404	20,496
Repayment of borrowings	(1,002,404)	0
Proceeds from exercise of stock options issued to employees	43,900	75,125
Proceeds from the issuance of common stock, net of issuance costs	24,972,897	0
Repayment of finance lease liability	(5,521)	0
Net cash provided by financing activities	25,011,276	95,621
Net increase/(decrease) in cash, cash equivalents and restricted cash	8,743,979	(10,465,583)
Cash, cash equivalents and restricted cash at beginning of period	18,099,219	28,055,120
Effect of exchange rate fluctuations on the balances of cash held in foreign currencies	(18,347)	509,682
Cash, cash equivalents and restricted cash at end of period	$ 26,824,851	$ 18,099,219